RELATED PARTIES	12 Months Ended
Dec. 31, 2022
RELATED PARTIES
RELATED PARTIES

NOTE 25: — RELATED PARTIES

a.	Related parties consist of 9 directors (including the CEO, who is also a shareholder) serving on the Company’s Board of Directors and 7 key officers.
b.	Related party transactions:

The Group entered into a number of commercial agreements with a subsidiary of one of its investors in connection with a number of ocean cargo indexes. The investor’s subsidiary serves as a benchmark administrator for the indexes and the Company serves as the calculating agent of these indexes. In addition, the parties share the revenue from the sale of certain data used in calculating the indexes. The total expense incurred by the Company during the years ended December 31, 2022, 2021 and 2020 was $147, $53 and $4, respectively. The expense was included under sales and marketing in the consolidated statements of profit or loss. As of December 31, 2022 an outstanding prepaid balance of $31 was included under other receivables and prepaid expenses. As of December 31, 2021 an outstanding balance of $55 was included under accrued expenses and other payables.

Certain of the Group’s investors also conduct business on the Group’s transactional platforms through other of the investors’ respective group members. Fees charged for these users are no more favorable than terms available to a third party under the same or similar circumstances.

NOTE 25: — RELATED PARTIES (Cont.)

c.	Benefits to directors:

	Year ended December 31,
	2022	2021	2020

Compensation to directors not employed by the Company or on its behalf	$60	$—	$—
Number of directors that received the above compensation by the Company	2	—	—

d.	Compensation of key management personnel of the Group recognized as an expense during the reporting period:

	Year ended December 31,
	2022	2021	2020
Short-term employee benefits	$1,872	$1,736	$1,211
Share-based payments	758	275	218
Post-employment benefits	22	29	20
	$2,652	$2,040	$1,449
Number of key officers	7	7	6